JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 53.7%
Fixed Income — 8.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	374,864	4,513,363
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,424,308	12,035,400
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	197,909	1,327,971
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	178,618	1,232,466
JPMorgan High Yield Fund Class R6 Shares (a)	908,229	5,640,104
JPMorgan Managed Income Fund Class L Shares (a)	17,694	175,345

Total Fixed Income		24,924,649

International Equity — 8.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,877,286	25,512,323

U.S. Equity — 36.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,777,331	109,287,970

TOTAL INVESTMENT COMPANIES (Cost $174,122,693)		159,724,942

EXCHANGE-TRADED FUNDS — 40.0%
Alternative Assets — 4.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	224,864	14,517,219

Fixed Income — 0.5%
JPMorgan U.S. Aggregate Bond ETF (a)	49,998	1,349,946

International Equity — 26.8%
iShares Core MSCI EAFE ETF	1,597,046	79,676,625

U.S. Equity — 7.8%
iShares Russell 2000 ETF	79,345	9,081,829
iShares Russell Mid-Cap ETF	329,555	14,226,889

Total U.S. Equity		23,308,718

TOTAL EXCHANGE-TRADED FUNDS (Cost $147,426,949)		118,852,508

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $4,809,856)	4,765,000	4,860,300

	Shares
SHORT-TERM INVESTMENTS — 4.6%
INVESTMENT COMPANIES — 4.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $13,598,251)	13,598,251	13,598,251

Total Investments — 99.9% (Cost $339,957,749)		297,036,001
Other Assets Less Liabilities — 0.1%		437,873

Net Assets — 100.0%		297,473,874

Percentages indicated are based on net assets.

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	82	06/2020	CAD	8,582,818	(23,169)
DJ US Real Estate Index	56	06/2020	USD	1,536,640	7,212
MSCI EAFE E-Mini Index	21	06/2020	USD	1,642,410	169,902
MSCI Emerging Markets E-Mini Index	26	06/2020	USD	1,097,980	2,169
Russell 2000 E-Mini Index	15	06/2020	USD	862,275	(32,313)
S&P 500 E-Mini Index	83	06/2020	USD	10,675,875	(79,826)
S&P Midcap 400 E-Mini Index	11	06/2020	USD	1,584,550	5,088
U.S. Treasury 10 Year Note	64	06/2020	USD	8,887,000	355,726

					404,789

Short Contracts
EURO STOXX 50 Index	(169)	06/2020	EUR	(5,035,374)	(572,236)
Euro-Bund	(36)	06/2020	EUR	(6,849,406)	90,849
FTSE 100 Index	(10)	06/2020	GBP	(692,811)	(57,622)

					(539,009)

					(134,220)

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$292,175,701	$4,860,300	$—	$297,036,001

Appreciation in Other Financial Instruments
Futures Contracts (a)	$630,946	$—	$—	$630,946

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(135,308)	$(629,858)	$—	$(765,166)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$9,960,235	$11,546,533	$2,268,881	$(31,267)	$(4,689,401)	$14,517,219	224,864	$288,689	$18,909
JPMorgan Core Bond Fund Class R6 Shares (a)	7,801,639	398,748	3,837,339	170,876	(20,561)	4,513,363	374,864	128,316	23,035
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,522,937	9,577,896	3,055,721	847	(10,559)	12,035,400	1,424,308	268,562	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,110,130	510,996	—	—	(293,155)	1,327,971	197,909	54,969	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	21,896,458	13,543,164	4,084,840	19,589	(5,862,048)	25,512,323	1,877,286	240,956	66,614
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,407,476	58,137	—	—	(233,147)	1,232,466	178,618	58,138	—
JPMorgan Equity Index Fund Class R6 Shares (a)	98,950,451	44,173,147	16,928,464	(1,178,159)	(15,729,005)	109,287,970	2,777,331	2,069,677	232,571
JPMorgan High Yield Fund Class R6 Shares (a)	6,477,335	623,904	536,612	(9,078)	(915,445)	5,640,104	908,229	270,480	—
JPMorgan Managed Income Fund Class L Shares (a)	4,803,247	3,781,112	8,406,135	19,039	(21,918)	175,345	17,694	50,547	843
JPMorgan Realty Income Fund Class R6 Shares (a)	1,547,217	—	1,608,123	263,961	(203,055)	—	—	—	—
JPMorgan U.S. Aggregate Bond ETF (a)	—	1,809,591	445,131	(12,014)	(2,500)	1,349,946	49,998	3,087	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	4,510,805	120,364,760	111,277,314	—	—	13,598,251	13,598,251	62,586	—

Total	$163,987,930	$206,387,988	$152,448,560	$(756,206)	$(27,980,794)	$189,190,358		$3,496,007	$341,972

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.